Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CHURCH & DWIGHT CO., INC.
Entity Central Index Key	0000313927
Amendment Flag	false
EBP 008 [Member]
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CHURCH & DWIGHT CO., INC.
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0000313927
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31